STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
STOCK- BASED COMPENSATION
NOTE 11 – STOCK-BASED COMPENSATION

Total stock-based compensation to employees and non-employees for the years ended December 31, 2015 and 2014 is presented in the following table:

	2015	2014
Employee Option Awards	$2,213	$2,047
Non-employee Compensation Expense	21	289
Non-employee Restricted Stock Awards	—	3,088
Total Compensation Expense	$2,234	$5,424

Stock-Based Compensation Plans

The Company’s Board of Directors has adopted two stock-based employee compensation plans, the Amended and Restated 2006 Long-Term Incentive Plan and the Amended and Restated 2015 Long-Term Incentive Plan collectively referred to as the (“Incentive Plans”). The Incentive Plans, which provide for the granting of restricted stock awards, deferred stock unit awards, stock option awards and other equity and cash awards, were adopted for the purpose of encouraging key employees, consultants and directors who are not employees to acquire a proprietary interest in the growth and performance of the Company. The Compensation Committee had the authority to determine the amount, type and terms of each award, but may not grant awards under the Incentive Plans, in any combination, for more than 1,000,000 shares of the Company’s common stock to any individual during any calendar year.

As of December 31, 2015, 1,344,176 shares of common stock remain eligible to be issued under the Incentive Plans.

Stock Option Awards

The following table summarizes the Company’s stock option award activity:

		Weighted
	Number of	Average
	Shares	Exercise Price
Outstanding at December 31, 2013	2,305,000	$3.96
Options Granted	1,573,000	3.22
Options Exercised	—	—
Options Cancelled	(250,000)	3.98
Outstanding at December 31, 2014	3,628,000	$3.64

Options Granted	1,151,500	$1.18
Options Exercised	—	—
Options Cancelled	(223,333)	3.98
Options Forfeited	(293,001)	2.95
Outstanding at December 31, 2015	4,263,166	$3.01

Options Vested and Exercisable at December 31, 2015	1,915,827	$3.58

The stock option awards are exercisable at various times through 2018. Additional information with respect to the outstanding stock option awards as of December 31, 2015, is as follows:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
		Remaining	Exercise		Exercise	Remaining
	Options	Contractual	Price Per	Options	Price Per	Contractual
	Outstanding	Life in Years	Share	Exercisable	Share	Life
Range of Exercise Prices
$0.00 – 0.50	325,000	9.81	$0.30	49,998	$0.37	9.75
$0.51 - 1.00	3,500	9.61	0.63	-	-	-
$1.01 - 1.50	718,000	9.33	1.39	27,500	1.40	9.38
$1.51 - 2.00	25,000	2.00	2.00	25,000	2.00	2.00
$2.01 - 2.50	162,500	8.98	2.20	30,833	2.20	8.98
$2.51 – 3.00	67,500	8.70	2.62	57,500	2.64	8.71
$3.01 – 3.50	740,000	6.35	3.18	428,333	3.18	5.00
$3.51 – 4.00	595,000	8.17	3.66	209,999	3.67	8.17
$4.01 – 4.50	1,626,666	7.85	4.05	1,086,664	4.05	7.84
Total	4,263,166	8.06	$3.01	1,915,827	$3.58	7.28

As of December 31, 2015, the Company had unrecognized stock-based compensation expense related to all unvested stock options of $2.1 million, which is expected to be recognized over the remaining weighted-average vesting period of 1.2 years.

The total fair value of the 885,831 stock option awards that vested during the year was approximately $1.97 million. At December 31, 2015, there was no aggregate intrinsic value of the fully vested stock option awards and the weighted average remaining contractual life of the stock option awards was 7.3 years. The Company has not capitalized any compensation cost, or modified any of its stock option awards and no cash was used to settle equity instruments granted under the Company’s Incentive Plan for the years ended December 31, 2015, and 2014. There were no stock option awards exercised during December 31, 2015 and 2014.

Other selected information is as follows:

	2015	2014
Aggregate intrinsic value of outstanding options	$—	$—
Weighted average fair value per share of options granted	$0.63	$1.56

The fair value of stock option awards granted is estimated on the date of grant using a Black-Scholes option pricing model. The expected life of the options was calculated using the simplified method, using the average of the contractual term and the vesting period.  Due to the limited operating history of the Company, the expected volatility used to calculate the fair value of options granted during the year ended December 31, 2014 and for the six months ended June 30, 2015 was based on a relevant industry index as permitted under ASC 718-30-30. Effective the third quarter of 2015, the Company used historical volatility rates. Management monitors stock option exercises and employee termination patterns to estimate forfeiture rates within the valuation model. The expected holding period of options represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the expected life of the option is based on the interest rate of the U.S. Treasury note in effect on the date of the grant.

The table below presents the weighted average assumptions used to calculate the fair value of stock option awards granted during the years ended December 31, 2015 and 2014, respectively:

	2015	2014
Risk Free Interest Rate	0.79 – 2.19%	1.64 – 2.75%
Expected Volatility	64.1% - 87.5%	55.6% - 74.1%
Dividend Yield	0%	0%
Expected Life in Years	6.3	6.0

Stock-based Compensation to Non-employees

Stock-based compensation expense related to stock-based awards to non-employees is recognized as the stock-based awards are earned, generally through the provision of services. The Company believes that the fair value of the stock-based awards is more reliably measurable than the fair value of the services received. The fair value of the granted stock-based awards is remeasured at each reporting date.